SCHEDULE OF OPERATING LOSS CARRYFORWARDS (Details)	Dec. 31, 2023 USD ($)
Receivables [Abstract]
2024	$ 705,913
2025	1,173,827
2026	1,219,816
2027	1,245,291
2028	1,214,150
2029	1,891,241
2030	1,260,130
2031	1,646,751
2032	1,159,484
2033	1,626,346
Total	$ 13,142,949